Subsequent events	12 Months Ended
Dec. 31, 2016
Subsequent events [Abstract]
Subsequent events
26.	Subsequent events

On January 20, 2017, Henan Xinyuan Guangsheng Real Estate Co., Ltd. acquired three parcels of land in Zhengzhou, Henan Province for a purchase price of RMB696.5 million, equivalent to US$100.4 million.

On January 25, 2017, Changsha Xinyuan Real Estate, Ltd. acquired a parcel of land in Changsha, Hunan Province for a purchase price of RMB236.0 million, equivalent to US$35.3 million.

On February 28, 2017, the Company issued senior notes with an aggregate principal amount of US$300,000,000 due February 28, 2021 (the “February 2021 Senior Secured Notes ”). The February 2021 Senior Secured Notes bear interest at 7.75% per annum payable semi-annually. Interest will be payable on February 28 and August 28 of each year, commencing August 28, 2017. The February 2021 Senior Secured Notes have a four year term maturing on February 28, 2021.

As of March 21, 2017 approximately US$30 million of real estate properties development completed under one U.S. project is subject to liens.